UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2006




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA PRECIOUS METAL AND MINERALS FUND - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2006

[LOGO OF USAA]
   USAA(R)

                        USAA PRECIOUS METALS
                                and MINERALS Fund

                             [GRAPHIC OF USAA PRECIOUS METALS AND MINERALS FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    NOVEMBER 30, 2006

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-8448.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGER'S COMMENTARY                                                         4

FUND RECOGNITION                                                             6

INVESTMENT OVERVIEW                                                          8

SHAREHOLDER VOTING RESULTS                                                  12

FINANCIAL INFORMATION

    Portfolio of Investments                                                13

    Notes to Portfolio of Investments                                       17

    Financial Statements                                                    19

    Notes to Financial Statements                                           22

EXPENSE EXAMPLE                                                             35

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                   SO WHAT DOES 2007 HAVE IN STORE? THE MARKETS'
[PHOTO OF CHRISTOPHER W. CLAUS]      LONG-TERM PERFORMANCE IS LIKELY TO REST
                                   ON FOUR PILLARS - INTEREST RATES, INFLATION,
                                    ECONOMIC ACTIVITY, AND CORPORATE EARNINGS.

                                                        "

                                                                   December 2006
--------------------------------------------------------------------------------

         As one year ends and another begins, it can be worthwhile to review what happened and what opportunities and risks may lie ahead. Overall, 2006 saw surprisingly strong performance from the equity market. Although stocks experienced a normal (yet painful) correction during May and June, they rebounded during the latter half of the year. For the majority of 2006, however, the driving force in the equity markets was a "junk" rally in which many low-quality companies outperformed higher-quality companies. This phenomenon is not likely to continue. In the bond market, longer-term interest rates fell below short-term rates (creating an inverted yield curve), signaling the markets' belief that the Federal Reserve Board (the Fed) would cut short-term rates in the future.

         In the wider world, hostilities continued in the Middle East, and U.S. midterm elections led to a changing of the guard in Congress. Despite predictions of major storms, the hurricane season was tame, which helped reduce the cost of oil. The dollar declined relative to the world's other major currencies, such as the euro, the yen, and the pound. And while U.S. economic growth slowed, the global economy continued to expand.

         So what does 2007 have in store? The markets' long-term performance is likely to rest on four pillars - interest rates, inflation, economic activity, and corporate earnings. As of this writing, the Fed is on hold, and Fed governors are weighing the need for another rate increase. In the past, the Fed has raised rates too high and caused a recession, but this time, Chairman Ben Bernanke seems to be waiting to see if the lagging effects of previous rate increases and a slowdown in housing and manufacturing activity can curb inflation and keep it at 2% or less.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The markets appear to believe the Fed can engineer a soft landing - where inflation moderates and economic activity is neither too low nor too high but "just right." If this "Goldilocks" scenario occurs, both the fixed-income and equity markets could have another solid year. Even so, investors can expect some periods of volatility that may test their patience and challenge their tolerance for risk.

         The U.S. economy is on a sound footing and has the potential to sustain a growth rate of 2% to 2.5%. The global economic outlook remains positive, especially in Europe and Asian-Pacific countries. Precious metals and minerals, particularly gold, have the potential to perform well because of strong demand and the weakness of the U.S. dollar. (The value of the dollar and the price of gold tend to move in opposite directions.)

         Whatever happens in 2007, we will continue working in your best interests. We will maintain our focus on quality and will seek out investment opportunities that add value while evaluating the risks that could affect them.

         From all of us, thank you for your business and the opportunity to serve your investment needs.

         Sincerely,

         /s/ Christopher W. Claus

         Christopher W. Claus
         President and Vice Chairman of the Board

         CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

         Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall. o Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MARK JOHNSON, CFA]    MARK JOHNSON, CFA
                                   USAA Investment Management Company
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the six months ended November 30, 2006, the USAA Precious Metals and Minerals Fund had a total return of 15.73%. This compares to a return of 10.38% for the Lipper Gold Funds Index, 11.32% for the S&P 500 Index, 5.39% for the Philadelphia Gold & Silver Index (XAU), and -0.96% for London Gold.

         We are pleased to announce that Lipper Inc. ranked the Fund No. 1 out of 24 funds in the Gold Oriented Funds category for the 10-year period ended November 30, 2006. For the same period, the Fund ranked 6 of 53 and 3 of 38 Gold Oriented Funds for the 1- and 5-year periods. Rankings are based on total returns.

HOW DID THE FUND ACHIEVE SUCH STRONG PERFORMANCE DURING THE REPORTING PERIOD?

         The Fund's allocation decisions within precious metals and minerals drove the strong performance relative to other funds in the Lipper Gold Oriented Funds Average. Specifically, the Fund was aided by its above-average exposure to platinum stocks as well as its exposure to midtier growth-oriented gold stocks such as Glamis Gold Ltd. and Agnico-Eagle Mines Ltd. (the Fund's largest and third-largest holdings, respectively, at the beginning of the period). Glamis was bought out at a nice premium during the period; Agnico was up sharply on strong earnings and exploration success.

         THE LIPPER GOLD ORIENTED FUNDS AVERAGE IS AN AVERAGE PERFORMANCE LEVEL OF ALL GOLD-ORIENTED FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

         REFER TO PAGE 10 FOR BENCHMARK DEFINITIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-16.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         Gold prices began the period at $645.20 and ended it at $648. Although these figures suggest a very stable environment, gold prices were actually quite volatile. As the period began, gold prices were falling due to a fairly strong dollar and the overbought nature of the market, hitting a low of $542.45 on June 14. Prices then spiked to $676.53 by July 17, fueled by geopolitical turmoil and the belief that the Federal Reserve Board (the Fed) was almost done raising interest rates, which would remove a key source of support for the dollar. In the late summer, gold prices fell again as oil prices declined and stock and bond markets rallied sharply, hitting a low of $559.40 on October 4. Finally, dollar weakness took hold again, leading to a rally that continued through the rest of the reporting period.

HOW DID YOU MANAGE THE FUND IN SUCH A VOLATILE ENVIRONMENT?

         The Fund's primary purpose is as a portfolio diversifier. It has a low correlation to other USAA mutual funds, which means that a small investment in the Fund can have a beneficial impact in terms of smoothing out your investment returns. To answer the question, we view these ups and downs as normal and focus on individual companies in the precious metals and minerals market that we think have the most value. In other words, we largely ignored the volatility and stayed focused on good old-fashioned fundamental stock-picking.

WHAT'S YOUR OUTLOOK FOR GOLD PRICES?

         The dollar, we believe, should continue to have a large impact on gold prices, with a weaker dollar being better. We believe dollar weakness to be more likely than dollar strength, principally because of the large U.S. budget and current account deficits. The basis for near-term dollar weakness remains in place, with the Fed having apparently ended its rate-hiking and the economy slowing.

         However, gold prices on November 30 were 31% above the level of a year ago, which could lead to a decline in fabrication demand and an increase in scrap supply. Unless investment demand remains high, this could serve to hold down gold prices.

         We appreciate your trust and investment in the Fund.

         FOREIGN AND PRECIOUS METALS AND MINERALS INVESTING ARE SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

6

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA PRECIOUS METALS AND MINERALS FUND

--------------------------------------------------------------------------------
                         OVERALL MORNINGSTAR RATING(TM)
        out of 59 specialty - precious metals funds for the period ending
                               November 30, 2006:

                                 OVERALL RATING
                                *    *    *    *

             3-YEAR                  5-YEAR                10-YEAR
            * * * *                 * * * *                * * * *
        out of 59 funds         out of 46 funds        out of 30 funds

      The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Ratings metrics. Ratings are based on risk-adjusted returns.
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

USAA PRECIOUS METALS AND MINERALS FUND

          [LOGO OF LIPPER LEADER            [LOGO OF LIPPER LEADER
               TOTAL RETURN]                   CONSISTENT RETURN]

The Fund is listed as a Lipper Leader for Total Return and Consistent Return among 49 funds within the Lipper Gold Oriented Funds category for the overall period ending November 30, 2006. The Fund received a Lipper Leader rating for Total Return among 38 and 24 funds for the five- and 10-year periods, respectively, and a score of 2 among 49 funds for the three-year period. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers.

LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF NOVEMBER 30, 2006. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN AND CONSISTENT RETURN METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. THE FUND RECEIVED A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 49, 38, AND 23 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2007, REUTERS, ALL RIGHTS RESERVED.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA PRECIOUS METALS AND MINERALS FUND (Ticker Symbol: USAGX)

OBJECTIVE
--------------------------------------------------------------------------------

         Long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Normally invests at least 80% of the Fund's assets in equity securities of domestic and foreign companies principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals.

--------------------------------------------------------------------------------
                                            11/30/06                 5/31/06
--------------------------------------------------------------------------------
Net Assets                               $711.4 Million           $580.5 Million
Net Asset Value Per Share                    $30.98                   $26.77

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/06
--------------------------------------------------------------------------------

5/31/06 TO 11/30/06*           1 YEAR              5 YEARS              10 YEARS
      15.73%                   66.53%               40.73%                14.51%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               USAA PRECIOUS METALS                        LIPPER GOLD                         PHILADELPHIA GOLD &
                AND MINERALS FUND     S&P 500 INDEX        FUNDS INDEX         LONDON GOLD     SILVER INDEX (XAU)
11/30/96           $10,000.00          $10,000.00          $10,000.00          $10,000.00          $10,000.00
12/31/96             9,955.41            9,801.91            9,810.90            9,944.79            9,719.60
01/31/97             9,420.29           10,413.95            9,252.49            9,305.14            9,176.21
02/28/97            10,579.71           10,495.71           10,429.26            9,657.96           10,204.59
03/31/97             9,096.99           10,065.26            8,968.27            9,376.51            8,682.37
04/30/97             8,539.58           10,665.61            8,353.74            9,161.06            7,829.30
05/31/97             9,018.95           11,317.68            8,673.04            9,307.84            8,717.52
06/30/97             8,372.35           11,820.83            7,902.24            9,010.23            7,995.88
07/31/97             8,015.61           12,761.15            7,591.54            8,789.39            8,198.00
08/31/97             8,182.83           12,046.79            7,624.56            8,762.46            8,284.42
09/30/97             8,673.36           12,706.17            7,987.48            8,944.25            9,175.12
10/31/97             7,369.01           12,282.30            6,676.47            8,386.75            7,368.54
11/30/97             5,852.84           12,850.41            5,262.63            7,993.54            5,952.82
12/31/97             6,153.85           13,070.94            5,499.92            7,815.78            6,237.65
01/31/98             6,544.04           13,215.37            5,818.68            8,210.34            6,303.23
02/28/98             6,421.40           14,167.97            5,641.57            8,009.70            6,347.56
03/31/98             6,923.08           14,892.90            5,968.54            8,106.65            6,874.70
04/30/98             7,569.68           15,045.41            6,384.89            8,367.90            7,404.00
05/31/98             6,544.04           14,787.16            5,441.10            7,907.35            6,299.99
06/30/98             5,953.18           15,387.36            4,867.64            7,980.07            6,049.14
07/31/98             5,496.10           15,224.74            4,573.32            7,779.42            5,310.72
08/31/98             4,113.71           13,025.13            3,513.95            7,363.32            4,131.58
09/30/98             6,254.18           13,860.24            5,062.75            7,914.09            6,337.23
10/31/98             6,321.07           14,985.91            4,987.77            7,872.34            6,376.38
11/30/98             6,187.29           15,893.80            4,820.92            7,936.98            6,010.89
12/31/98             6,220.74           16,809.08            4,795.68            7,751.14            5,504.85
01/31/99             6,120.40           17,511.72            4,684.73            7,686.51            5,359.96
02/28/99             5,930.88           16,967.55            4,568.32            7,730.95            5,132.76
03/31/99             5,964.33           17,646.22            4,590.81            7,526.26            5,072.68
04/30/99             6,856.19           18,329.56            5,251.29            7,718.83            6,239.89
05/31/99             5,942.03           17,897.21            4,496.36            7,234.04            5,186.09
06/30/99             6,209.59           18,887.75            4,680.18            7,029.36            5,702.40
07/31/99             5,763.66           18,300.55            4,442.01            6,883.92            5,356.49
08/31/99             5,919.73           18,209.96            4,602.83            6,862.38            5,797.52
09/30/99             7,391.30           17,711.36            5,620.37            8,052.79            6,909.84
10/31/99             6,778.15           18,831.67            5,065.18            8,055.48            5,989.24
11/30/99             6,499.44           19,214.46            4,926.19            7,846.75            5,783.02
12/31/99             6,666.67           20,344.57            5,006.42            7,817.13            5,863.25
01/31/00             5,997.77           19,322.53            4,511.34            7,629.95            5,174.02
02/29/00             6,042.36           18,957.15            4,504.39            7,908.70            5,192.86
03/31/00             5,707.92           20,810.51            4,254.08            7,453.54            4,914.41
04/30/00             5,362.32           20,184.63            4,025.98            7,407.76            4,762.20
05/31/00             5,429.21           19,770.84            4,078.05            7,332.35            4,914.96
06/30/00             5,841.69           20,257.77            4,306.09            7,760.57            5,049.73
07/31/00             5,418.06           19,941.34            4,007.26            7,453.54            4,441.79
08/31/00             5,808.25           21,179.28            4,271.81            7,460.27            4,603.23
09/30/00             5,384.62           20,061.44            3,982.06            7,370.05            4,391.38
10/31/00             4,871.79           19,976.21            3,628.05            7,123.62            3,859.19
11/30/00             5,161.65           18,402.57            3,785.42            7,247.51            4,159.11
12/31/00             5,668.22           18,492.85            4,138.13            7,391.60            4,542.62
01/31/01             5,589.81           19,148.57            4,132.82            7,123.62            4,317.30
02/28/01             5,836.25           17,403.69            4,302.45            7,182.87            4,666.40
03/31/01             5,354.56           16,301.77            3,909.78            6,940.48            4,228.73
04/30/01             6,228.32           17,567.58            4,488.70            7,087.26            4,900.78
05/31/01             6,541.98           17,685.44            4,695.43            7,204.42            5,088.97
06/30/01             6,766.02           17,255.15            4,726.35            7,287.91            4,744.48
07/31/01             6,385.15           17,085.22            4,474.83            7,161.33            4,727.55
08/31/01             6,810.82           16,016.73            4,729.39            7,352.55            5,060.70
09/30/01             7,113.28           14,723.44            4,883.97            7,893.89            5,171.90
10/31/01             6,967.65           15,004.37            4,781.96            7,507.41            4,881.43
11/30/01             7,023.66           16,155.01            4,783.53            7,419.88            4,717.01
12/31/01             7,423.57           16,296.62            5,017.13            7,446.81            4,885.85
01/31/02             8,405.11           16,058.93            5,584.73            7,603.02            5,505.22
02/28/02             9,352.80           15,749.16            6,148.78            7,994.88            5,869.78
03/31/02            10,311.77           16,341.55            6,743.25            8,117.43            6,389.55
04/30/02            10,932.28           15,351.23            7,148.00            8,300.57            6,666.27
05/31/02            13,211.25           15,238.53            8,472.92            8,796.12            7,612.48
06/30/02            11,417.41           14,153.47            7,436.52            8,577.97            6,460.26
07/31/02             9,476.90           13,050.47            6,164.80            8,204.96            5,473.07
08/31/02            11,146.64           13,135.91            7,159.34            8,424.45            6,327.05
09/30/02            11,169.20           11,709.72            7,217.32            8,718.02            6,353.35
10/31/02            10,255.36           12,739.24            6,615.93            8,534.88            5,779.42
11/30/02            10,300.49           13,488.32            6,627.17            8,592.78            5,773.95
12/31/02            12,442.61           12,696.32            8,064.37            9,350.93            7,003.83
01/31/03            12,782.38           12,364.36            8,142.15            9,897.66            7,025.74
02/28/03            11,786.50           12,178.57            7,647.43            9,357.66            6,611.07
03/31/03            11,142.11           12,296.48            7,084.41            9,018.31            6,150.75
04/30/03            11,177.26           13,308.87            7,063.81            9,069.49            6,004.33
05/31/03            12,536.33           14,009.41            7,872.50            9,733.37            6,763.65
06/30/03            13,040.13           14,188.37            8,106.09            9,318.61            7,243.77
07/31/03            13,989.14           14,438.65            8,556.62            9,554.27            7,473.10
08/31/03            16,144.92           14,719.68            9,782.68           10,115.81            8,413.00
09/30/03            16,918.19           14,563.82           10,131.09           10,449.77            8,429.07
10/31/03            19,296.58           15,387.27           11,337.33           10,402.64            9,075.88
11/30/03            21,944.44           15,522.50           12,291.78           10,728.52           10,155.15
12/31/03            21,330.15           16,336.00           12,448.33           11,210.61           10,082.38
01/31/04            19,166.40           16,635.79           11,283.67           10,766.23            8,861.81
02/29/04            19,424.57           16,866.94           11,503.12           10,661.19            9,270.50
03/31/04            20,740.04           16,612.51           12,191.33           11,411.26            9,756.86
04/30/04            16,498.59           16,352.07            9,650.70           10,463.24            7,622.45
05/31/04            17,850.94           16,576.02           10,377.45           10,591.17            8,366.56
06/30/04            17,297.71           16,898.24           10,056.88           10,659.84            8,039.01
07/31/04            16,707.59           16,339.02            9,874.88           10,541.34            8,107.22
08/31/04            17,740.29           16,404.50           10,520.29           10,968.22            8,851.01
09/30/04            18,981.99           16,582.21           11,498.47           11,194.45            9,526.05
10/31/04            19,412.28           16,835.54           11,726.23           11,461.08            9,669.18
11/30/04            20,235.98           17,516.52           12,359.98           12,211.15            9,993.97
12/31/04            19,036.89           18,112.39           11,681.48           11,731.75            9,306.68
01/31/05            17,993.77           17,670.91           11,069.73           11,369.51            8,567.78
02/28/05            19,223.16           18,042.58           11,931.43           11,727.71            9,290.71
03/31/05            18,353.89           17,723.41           11,304.94           11,513.60            8,817.86
04/30/05            16,640.20           17,387.44           10,226.72           11,734.45            7,862.01
05/31/05            16,888.56           17,940.20           10,370.89           11,162.13            8,134.41
06/30/05            18,614.67           17,965.90           11,238.63           11,772.15            8,770.26
07/31/05            18,440.82           18,633.74           11,242.36           11,554.00            8,563.85
08/31/05            19,570.86           18,463.81           11,763.13           11,668.46            9,051.10
09/30/05            22,538.78           18,613.28           13,635.28           12,745.76           10,688.03
10/31/05            21,023.78           18,302.82           12,751.89           12,678.43           10,074.73
11/30/05            23,283.87           18,994.38           14,047.99           13,349.04           10,866.72
12/31/05            26,509.38           19,001.07           15,586.27           13,816.32           12,150.01
01/31/06            30,802.44           19,504.16           18,516.46           15,317.80           14,639.80
02/28/06            29,338.04           19,556.92           17,301.17           14,974.41           12,665.62
03/31/06            32,667.36           19,800.31           19,013.41           15,674.66           13,469.99
04/30/06            36,735.14           20,066.01           21,311.17           17,344.47           15,045.56
05/31/06            33,505.95           19,489.20           19,471.04           17,586.86           13,580.48
06/30/06            33,843.89           19,515.07           19,354.99           16,523.03           13,693.72
07/31/06            33,918.98           19,635.36           19,364.03           17,034.74           13,536.81
08/31/06            35,633.71           20,101.84           20,017.54           16,792.35           14,020.01
09/30/06            32,229.29           20,619.53           18,208.76           16,139.24           12,292.33
10/31/06            34,732.54           21,290.99           19,567.55           16,260.44           13,150.69
11/30/06            38,775.29           21,695.20           21,491.97           17,417.18           14,308.29

                                   [END CHART]

              DATA FROM 11/30/96 THROUGH 11/30/06.

              PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

         The graph on page 9 illustrates the comparison of a $10,000 hypothetical investment in the USAA Precious Metals and Minerals Fund to the following benchmarks:

         o The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

         o The Lipper Gold Funds Index tracks the total return performance of the 10 largest funds within the Lipper Gold Oriented Funds category.

         o London Gold represents the performance of gold bullion by tracking the price of gold set in London.

         o The Philadelphia Gold & Silver Index, typically referred to as the XAU, represents 16 holdings in the gold and silver sector.

 . . . C O N T I N U E D
========================--------------------------------------------------------

-------------------------------------------------------
                TOP 10 EQUITY HOLDINGS
                   (% of Net Assets)
-------------------------------------------------------

Goldcorp. Inc.                                    10.1%

Agnico-Eagle Mines Ltd.                            6.2%

Yamana Gold, Inc.                                  5.4%

Lonmin plc                                         5.1%

Impala Platinum Holdings Ltd.                      5.0%

Meridian Gold, Inc.                                4.8%

Kinross Gold Corp.                                 4.5%

Barrick Gold Corp.                                 4.4%

Newmont Mining Corp.                               4.3%

Anglo American Platinum Corp.                      4.0%
-------------------------------------------------------

                   ASSET ALLOCATION
                       11/30/06

                         [PIE CHART OF ASSET ALLOCATION]

Gold                                          74.0%
Other*                                        22.7%
Platinum Group Metals                         14.1%
Diamonds                                       2.6%
Base Metals                                    2.3%
Silver                                         2.0%

                      [END CHART]

         *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED
          WITH CASH COLLATERAL FROM SECURITIES LOANED.

          PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

          YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-16.

12

 S H A R E H O L D E R
======================----------------------------------------------------------
                       Voting RESULTS

         On July 19, 2006, a meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 26, 2006, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

         The following proposals and voting results pertain to one or more series within USAA Investment Trust (the Trust). Votes shown for Proposal 1 are for the entire series of the Trust. Votes shown for Proposal 2 are for the USAA Precious Metals and Minerals Fund.

PROPOSAL 1
--------------------------------------------------------------------------------

         Re-election of the Funds' Board of Trustees.

NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
    TRUSTEES                            FOR                    VOTES WITHHELD
--------------------------------------------------------------------------------
Richard A. Zucker                   326,660,678                   6,558,674
Barbara B. Dreeben                  326,423,871                   6,795,482
Robert L. Mason, Ph.D.              326,749,557                   6,469,795
Michael F. Reimherr                 326,757,132                   6,462,221
Christopher W. Claus                326,747,028                   6,472,324

PROPOSAL 2
--------------------------------------------------------------------------------

         Approval of a reorganization plan for the Fund.

NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
   FOR               AGAINST               ABSTAIN             BROKER NON-VOTE*
--------------------------------------------------------------------------------
11,809,675           389,420               246,289                3,636,368

         *Broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                     MARKET
    NUMBER                                                                                            VALUE
 OF SHARES   SECURITY                                                                                 (000)
-----------------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (95.0%)

             STOCKS (94.8%)
             --------------
             GOLD (73.8%)

             AUSTRALIAN GOLD COMPANIES (7.2%)
   600,000   Australian Solomons Gold Ltd. (acquired 8/23/2006; cost $707)*(a)                     $    706
 7,560,000   Ballarat Goldfields NL*(b),(c)                                                           1,647
10,800,000   Lihir Gold Ltd.*(c)                                                                     26,486
   610,000   Newcrest Mining Ltd.(c)                                                                 12,740
 2,000,000   Sino Gold Ltd.*(b),(c)                                                                   9,358
                                                                                                   --------
                                                                                                     50,937
                                                                                                   --------
             EUROPEAN GOLD COMPANIES (3.2%)
 1,000,000   Randgold Resources Ltd. ADR*                                                            22,940
                                                                                                   --------
             NORTH AMERICAN GOLD COMPANIES (60.4%)
 1,000,000   Agnico-Eagle Mines Ltd.(b)                                                              43,930
   750,000   American Bonanza Gold Corp. (acquired 10/07/2003; cost $632)*(a)                           230
   800,000   Anatolia Minerals Development Ltd.*                                                      2,732
 2,000,000   Aurizon Mines Ltd.*                                                                      6,637
 1,000,000   Barrick Gold Corp.(b)                                                                   31,440
   700,000   Centerra Gold, Inc.*                                                                     9,409
 4,348,800   Eldorado Gold Corp.*                                                                    24,751
   450,000   Freeport-McMoRan Copper & Gold, Inc. "B"(b)                                             28,292
 1,500,000   Gammon Lake Resources, Inc.*                                                            22,854
   750,000   Glencairn Gold Corp. (acquired 2/24/2004 -11/07/2005; cost $350)*(a)                       361
 2,300,000   Goldcorp, Inc.(b)                                                                       71,691
 2,100,000   IAMGOLD Corp.                                                                           20,190
 2,160,100   Jinshan Gold Mines, Inc. (acquired 12/07/2005 -4/21/2006; cost $1,020)*(a)               2,913
 2,536,100   Kinross Gold Corp.*                                                                     31,844
 1,100,000   Meridian Gold, Inc.*                                                                    33,880
   400,000   Metallic Ventures Gold, Inc. (acquired 12/10/2002 -12/17/2002; cost $770)*(a)              679
   400,000   Minefinders Corp. Ltd.*(b)                                                               3,397
 1,000,000   Miramar Mining Corp.*                                                                    5,210
   110,000   New Gold, Inc.*                                                                            910
   650,000   Newmont Mining Corp.                                                                    30,491
   375,000   Northern Star Mining Corp. (acquired 5/05/2006; cost: $373)*(a)                            325
   500,000   Royal Gold, Inc.(b)                                                                     15,930
 2,000,000   Semafo, Inc.*                                                                            3,170
 3,000,000   Yamana Gold, Inc.                                                                       38,720
                                                                                                   --------
                                                                                                    429,986
                                                                                                   --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                     MARKET
    NUMBER                                                                                            VALUE
 OF SHARES   SECURITY                                                                                 (000)
-----------------------------------------------------------------------------------------------------------
             SOUTH AMERICAN GOLD COMPANIES (3.0%)
   750,000   Compania de Minas Buenaventura S.A. ADR                                               $ 21,405
                                                                                                   --------
             Total Gold (cost: $268,667)                                                            525,268
                                                                                                   --------
             BASE METALS (2.3%)
 6,200,000   Oxiana Ltd.(b),(c)(cost:$4,159)                                                         16,605
                                                                                                   --------
             DIAMONDS (2.6%)
   500,000   Aber Diamond Corp. (cost:$9,872)                                                        18,379
                                                                                                   --------
             PLATINUM GROUP METALS (14.1%)
   250,000   Anglo American Platinum Corp.                                                           28,891
 1,400,000   Impala Platinum Holdings Ltd.                                                           35,372
   600,000   Lonmin plc                                                                              36,209
                                                                                                   --------
             Total Platinum Group Metals (cost: $37,928)                                            100,472
                                                                                                   --------
             SILVER (2.0%)
 2,000,000   Hecla Mining Co.* (cost:$8,894)                                                         13,940
                                                                                                   --------
             Total Stocks (cost: $329,520)                                                          674,664
                                                                                                   --------
             WARRANTS (0.2%)
             ---------------
             NORTH AMERICAN GOLD COMPANIES (0.2%)
   300,000   Australian Solomons Gold Ltd. (acquired 8/23/2006; cost $32)*(a)                           118
 1,350,000   Glencairn Gold Corp. (acquired 2/24/2004; cost $267)*(a)                                   236
 1,000,000   Jinshan Gold Mines, Inc. (acquired 12/22/2005; cost $0)*(a),(c)                            736
    60,000   Metallic Ventures Gold, Inc. (acquired 3/18/2004; cost $0)*(a)                              25
    55,000   New Gold, Inc.*                                                                             67
   187,500   Northern Star Mining Corp. (acquired 5/05/2006; cost $0)*(a),(c)                             -
                                                                                                   --------
             Total Warrants (cost: $348)                                                              1,182
                                                                                                   --------
             Total Equity Securities (cost: $329,868)                                               675,846
                                                                                                   --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2006 (UNAUDITED)


 PRINCIPAL                                                                                           MARKET
    AMOUNT                                                                                            VALUE
     (000)   SECURITY                                                                                 (000)
-----------------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (5.2%)

             COMMERCIAL PAPER (5.2%)
   $16,030   Countrywide Financial Corp., 5.29%, 12/04/2006                                        $ 16,023
    11,166   UBS Finance, LLC, 5.29%, 12/01/2006                                                     11,166
    10,000   Wisconsin Electric Power Co., 5.28%, 12/07/2006                                          9,991
                                                                                                   --------
             Total Money Market Instruments (cost: $37,180)                                          37,180
                                                                                                   --------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH
             COLLATERAL FROM SECURITIES LOANED (17.5%)

             COMMERCIAL PAPER (2.8%)
    10,000   Bavaria TRR Corp.(d),(f), 5.44%(e), 12/01/2006                                          10,000
    10,000   Ivory Funding Corp.(d),(f), 5.40%(e), 12/27/2006                                         9,962
                                                                                                   --------
                                                                                                     19,962
                                                                                                   --------
             CORPORATE OBLIGATIONS (0.7%)
     5,000   Bank of America, N.A., Notes, 5.36%(g), 6/13/2007                                        5,002
                                                                                                   --------
             REPURCHASE AGREEMENTS (13.9%)(h)
    27,000   Credit Suisse First Boston, LLC, 5.30%, acquired on 11/30/2006 and due 12/01/2006 at $27,000 (collateralized by $27,995 of
                Freddie Mac Discount Notes(i), 5.28%(e), due 3/23/2007;
                market value $27,541)                                                                27,000
    25,000   Deutsche Bank Securities, Inc., 5.30%, acquired on 11/30/2006 and due 12/01/2006 at $25,000 (collateralized by $21,265 of
                Federal Home Loan Bank Notes(i), 5.00%, due 9/18/2009 and $4,007
                of Federal Home Loan Mortgage Notes(i), 3.38%, due
                4/15/2009; combined market value $25,500)                                            25,000
    10,000   Lehman Brothers, Inc., 5.28%, acquired on 11/30/2006 and
                due 12/01/2006 at $10,000 (collateralized by $10,120 of
                Federal Home Loan Bank Notes(i), 5.00%, due 5/13/2011;
                market value $10,205)                                                                10,000
    23,000   Merrill Lynch Government Securities, Inc., 5.30%, acquired on
                11/30/2006 and due 12/01/2006 at $23,000 (collateralized
                by $22,405 of U.S. Treasury Notes, 5.13%, due 5/15/2016;
                market value $23,463)                                                                23,000
    13,500   Morgan Stanley & Co., Inc., 5.28%, acquired on 11/30/2006 and due 12/01/2006 at $13,500 (collateralized by $13,480 of
                Farmer Mac Notes(i), 5.90%, due 3/03/2009; market value $13,966)                     13,500
                                                                                                   --------
                                                                                                     98,500
                                                                                                   --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                     MARKET
    NUMBER                                                                                            VALUE
 OF SHARES   SECURITY                                                                                 (000)
-----------------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (0.1%)
   712,944   AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.26%(j)                       $    713
                                                                                                   --------
             Total Short-Term Investments Purchased With Cash Collateral
                From Securities Loaned (cost: $124,175)                                             124,177
                                                                                                   --------

             TOTAL INVESTMENTS (COST: $491,223)                                                    $837,203
                                                                                                   ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 82.5% of net assets at November 30, 2006.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Security deemed illiquid by USAA Investment Management Company (the Manager), under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at November 30, 2006, was $6,329,000, which represented 1.0% of the Fund's net assets.

         (b) The security or a portion thereof was out on loan as of November 30, 2006.

         (c) Security was fair valued at November 30, 2006, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

         (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

18

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2006 (UNAUDITED)

         (e) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (f) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (g) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at November 30, 2006.

         (h) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (i) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (j) Rate represents the money market fund annualized seven-day yield at November 30, 2006.

         * Non-income-producing security for the 12 months preceding November 30, 2006.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2006 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities
      on loan of $124,994) (identified cost of $392,723)                          $738,703
   Investment in repurchase agreements (cost approximates market value)             98,500
   Cash                                                                                  1
   Receivables:
      Capital shares sold                                                            1,702
      Dividends and interest                                                           273
      Other                                                                             51
                                                                                  --------
         Total assets                                                              839,230
                                                                                  --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                             124,175
      Securities purchased                                                           1,609
      Capital shares redeemed                                                        1,562
   Unrealized depreciation on foreign currency contracts held, at value                 17
   Accrued management fees                                                             403
   Accrued transfer agent's fees                                                        22
   Other accrued expenses and payables                                                  14
                                                                                  --------
         Total liabilities                                                         127,802
                                                                                  --------
            Net assets applicable to capital shares outstanding                   $711,428
                                                                                  ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                $328,964
   Accumulated undistributed net investment loss                                    (7,780)
   Accumulated net realized gain on investments                                     44,264
   Net unrealized appreciation of investments                                      345,980
                                                                                  --------
            Net assets applicable to capital shares outstanding                   $711,428
                                                                                  ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                  22,966
                                                                                  ========
   Net asset value, redemption price, and offering price per share                $  30.98
                                                                                  ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA PRECIOUS METALS AND MINERALS FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2006 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $96)            $ 2,884
   Interest                                                        775
   Securities lending (net)                                        328
                                                               -------
      Total income                                               3,987
                                                               -------
EXPENSES
   Management fees                                               2,306
   Administration and servicing fees                               449
   Transfer agent's fees                                           570
   Custody and accounting fees                                     108
   Postage                                                          85
   Shareholder reporting fees                                       29
   Trustees' fees                                                    5
   Registration fees                                                41
   Professional fees                                                45
   Other                                                             7
                                                               -------
      Total expenses                                             3,645
   Expenses paid indirectly                                        (19)
                                                               -------
      Net expenses                                               3,626
                                                               -------
NET INVESTMENT INCOME                                              361
                                                               -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
   Net realized gain (loss) on:
      Investments                                               23,128
      Foreign currency transactions                                (68)
   Change in net unrealized appreciation/depreciation of:
      Investments                                               71,747
      Foreign currency translations                                 (4)
                                                               -------
         Net realized and unrealized gain                       94,803
                                                               -------
   Increase in net assets resulting from operations            $95,164
                                                               =======

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA PRECIOUS METALS AND MINERALS FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2006 (UNAUDITED),
AND YEAR ENDED MAY 31, 2006

                                                                     11/30/2006        5/31/2006
                                                                     ---------------------------
FROM OPERATIONS
   Net investment income                                               $    361        $   1,330
   Net realized gain on investments                                      23,128           36,180
   Net realized gain (loss) on foreign currency transactions                (68)              12
   Change in net unrealized appreciation/depreciation of:
      Investments                                                        71,747          216,199
      Foreign currency translations                                          (4)               2
                                                                       -------------------------
         Increase in net assets resulting from operations                95,164          253,723
                                                                       -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gains                                                        -           (2,897)
                                                                       -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                            134,206          245,203
   Reinvested dividends                                                       -            2,505
   Cost of shares redeemed                                              (98,483)        (193,792)
                                                                       -------------------------
      Increase in net assets from capital share transactions             35,723           53,916
                                                                       -------------------------
   Capital contribution from USAA Transfer Agency
      Company (Note 6C)                                                       2               29
                                                                       -------------------------
   Net increase in net assets                                           130,889          304,771

NET ASSETS
   Beginning of period                                                  580,539          275,768
                                                                       -------------------------
   End of period                                                       $711,428        $ 580,539
                                                                       =========================
Accumulated undistributed net investment loss
   End of period                                                       $ (7,780)       $  (8,141)
                                                                       =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                            5,037           10,526
   Shares issued for dividends reinvested                                     -              127
   Shares redeemed                                                       (3,757)          (9,237)
                                                                       -------------------------
      Increase in shares outstanding                                      1,280            1,416
                                                                       =========================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2006 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Precious Metals and Minerals Fund (the
         Fund), which is classified as nondiversified under the 1940 Act. The Fund's investment objective is to seek long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation.

         The Fund concentrates its investments in equity securities of domestic and foreign companies engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds. As such, the Fund may be exposed to more risk than portfolios with a broader industry diversification. As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2006 (UNAUDITED)

                 the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2006 (UNAUDITED)

              3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

              4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              5. Repurchase agreements are valued at cost, which approximates market value.

              6. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2006 (UNAUDITED)

              income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2006 (UNAUDITED)

              in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2006 (UNAUDITED)

              management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended November 30, 2006, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $15,000 and $4,000, respectively, resulting in a total reduction in Fund expenses of $19,000.

           G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2006 (UNAUDITED)

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended November 30, 2006, the Fund paid CAPCO facility fees of less than $500, which represents 1.4% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2007, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2006, were $80,969,000 and $52,626,000, respectively.

         As of November 30, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2006 (UNAUDITED)

         Gross unrealized appreciation and depreciation of investments as of November 30, 2006, were $346,839,000 and $859,000, respectively, resulting in net unrealized appreciation of $345,980,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transactions. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of MetWest, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended November 30, 2006, the Fund received securities-lending income of $328,000, which is net of the 20% income retained by MetWest. As of November 30, 2006, the Fund loaned securities having a fair market value of approximately $124,994,000 and received cash collateral of $124,175,000 for the loans, which was invested in short-term investments, as noted in the Fund's portfolio of investments.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2006 (UNAUDITED)

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Gold Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Gold Oriented Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

              The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS
----------------------------------------------------------------------------
+/- 1.00% to 4.00%                   +/- 0.04%
+/- 4.01% to 7.00%                   +/- 0.05%
+/- 7.01% and greater                +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2006 (UNAUDITED)

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Gold Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended November 30, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $2,306,000, which included a performance adjustment of $60,000 that increased the base management fee of 0.75% by 0.02%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $449,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended November 30, 2006, the Fund reimbursed the Manager $8,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2006 (UNAUDITED)

              omnibus basis. For the six-month period ended November 30, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $570,000. In addition, the Fund recorded a capital contribution of $2,000 for adjustments related to corrections to shareholder transactions.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. At this time, the Manager has not determined the effect, if any, that the adoption of FIN 48 will have on the Fund's financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2006 (UNAUDITED)

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2006, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2006 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                      PERIOD ENDED
                                      NOVEMBER 30,                                 YEAR ENDED MAY 31,
                                      ----------------------------------------------------------------------------------------
                                          2006            2006            2005            2004            2003            2002
                                      ----------------------------------------------------------------------------------------
Net asset value at beginning of
   period                             $  26.77        $  13.60        $  14.52        $  10.70        $  11.71        $   5.84
                                      ----------------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income (loss)            .04             .07(a)          .01(a)         (.07)(a)         .02(a)         (.01)(a)
   Net realized and unrealized
      gain (loss)                         4.17           13.26(a)         (.78)(a)        4.75(a)         (.65)(a)        5.93(a)
                                      ----------------------------------------------------------------------------------------
Total from investment operations          4.21           13.33(a)         (.77)(a)        4.68(a)         (.63)(a)        5.92(a)
                                      ----------------------------------------------------------------------------------------
Less distributions:
   From net investment income                -               -               -            (.86)           (.38)           (.05)
   From realized capital gains               -            (.16)           (.15)              -               -               -
                                      ----------------------------------------------------------------------------------------
   Total distributions                       -            (.16)           (.15)           (.86)           (.38)           (.05)
                                      ----------------------------------------------------------------------------------------
Net asset value at end of period      $  30.98        $  26.77        $  13.60        $  14.52        $  10.70        $  11.71
                                      ========================================================================================
Total return (%)*                        15.73           98.39           (5.39)          42.39           (5.11)         101.95
Net assets at end of period (000)     $711,428        $580,539        $275,768        $291,609        $156,192        $149,679
Ratio of expenses to average net
   assets (%)**(c)                        1.21(b)         1.21            1.26            1.26            1.47            1.56
Ratio of net investment income
   (loss) to average net
   assets (%)**                            .12(b)          .33             .06            (.49)            .20            (.16)
Portfolio turnover (%)                    8.95           29.43           26.74           27.09           31.39           40.61

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the six-month period ended November 30, 2006, average net assets were $598,479,000.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                          (.00%)(+)       (.01%)          (.03%)          (.03%)          (.00%)(+)       (.00%)(+)
    + Represents less than 0.01% of average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

                     USAA PRECIOUS METALS AND MINERALS FUND
                         NOVEMBER 30, 2006 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2006, through November 30, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

36

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA PRECIOUS METALS AND MINERALS FUND
NOVEMBER 30, 2006 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                    BEGINNING              ENDING                DURING PERIOD*
                                  ACCOUNT VALUE         ACCOUNT VALUE             JUNE 1, 2006 -
                                  JUNE 1, 2006        NOVEMBER 30, 2006         NOVEMBER 30, 2006
                                  ---------------------------------------------------------------
Actual                              $1,000.00             $1,157.30                  $6.54
Hypothetical
   (5% return before expenses)       1,000.00              1,019.00                   6.12

         *Expenses are equal to the Fund's annualized expense ratio of 1.21%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 15.73% for the six-month period of June 1, 2006, through November 30, 2006.

 N O T E S
==========----------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

38

 N O T E S
==========----------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

 N O T E S
==========----------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

40

 N O T E S
==========----------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

              ------------------------------------------------------------------

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:00 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                    USAA
                                                                -------------
   Receive this document and others electronically. Sign up at USAA.COM, enter keyword LESSMAIL.

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23408-0107                                   (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2006

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    01-29-2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    01-30-2007
         ------------------------------


By:*     DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    01-29-2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.